SHARE-BASED COMPENSATION (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2004 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	10 years
Common Stock, Capital Shares Reserved for Future Issuance	2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,184,769
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	0	0
2006 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	10 years
Common Stock, Capital Shares Reserved for Future Issuance	4,800,000
Share Based Compensation Arrangement By Share Based Payment Award Options Non Vested In Period Fair Value		$ 494
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	494	1,977	2,826
Net Amount at Risk by Product and Guarantee, Weighted Average Period Remaining		1 month
2009 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	10 years
Common Stock, Capital Shares Reserved for Future Issuance	6,000,000
Share Based Compensation Arrangement By Share Based Payment Award Options Non Vested In Period Fair Value	3,145	9,066
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 5,650	$ 8,427	$ 177
Net Amount at Risk by Product and Guarantee, Weighted Average Period Remaining	1 month	13 months